UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock Basic Value Fund, Inc.
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Mutual Fund	(000)	Value
Master Basic Value LLC	1,020,202	$ 4,618,573,511
Total Investments (Cost - $3,302,968,319) - 100.0%		4,618,573,511
Liabilities in Excess of Other Assets - (0.0)%		(2,188,799)
Net Assets - 100.0%		$ 4,616,384,712

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
Master Basic Value LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of March
31, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $4,618,573,511 and
99.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of March 31, 2010, the Fund's investment in the Master LLC was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)

Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 33.5%
Aerospace & Defense — 1.4%
Honeywell International, Inc.	1,472,000	$ 66,637,440
Capital Markets — 1.3%
The Bank of New York Mellon Corp.	1,951,900	60,274,672
Chemicals — 1.8%
E.I. du Pont de Nemours & Co. (a)	2,273,800	84,676,312
Commercial Banks — 0.6%
U.S. Bancorp	1,035,500	26,798,740
Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	3,527,600	157,860,100
Diversified Telecommunication Services — 2.1%
AT&T Inc.	1,709,100	44,163,144
Verizon Communications, Inc.	1,785,700	55,392,414
		99,555,558
Electric Utilities — 1.2%
The Southern Co.	1,625,100	53,888,316
Food Products — 1.7%
General Mills, Inc.	1,108,300	78,456,557
Industrial Conglomerates — 3.8%
General Electric Co. (a)	5,934,800	108,013,360
Tyco International Ltd.	1,746,725	66,812,231
		174,825,591
Metals & Mining — 1.6%
Alcoa, Inc. (a)	5,139,100	73,180,784
Multi-Utilities — 1.3%
Dominion Resources, Inc. (a)	1,464,598	60,209,624
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	676,800	51,321,744
Exxon Mobil Corp. (a)	2,259,000	151,307,820
		202,629,564
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	5,218,800	139,341,960
Eli Lilly & Co. (a)	1,229,100	44,518,002
Merck & Co, Inc.	2,076,516	77,557,873
Pfizer, Inc.	4,245,870	72,816,670
		334,234,505
Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	1,242,539	35,809,974
Maxim Integrated Products, Inc. (a)	2,114,800	41,005,972
		76,815,946
Total Above-Average Yield		1,550,043,709
Below-Average Price/Earnings Ratio — 30.2%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	772,600	50,659,382
Capital Markets — 1.5%
Morgan Stanley (a)	2,311,700	67,709,693
Computers & Peripherals — 2.5%
Hewlett-Packard Co.	2,221,000	118,046,150
Construction & Engineering — 1.5%
Fluor Corp.	1,453,900	67,620,889

Common Stocks	Shares	Value
Below-Average Price/Earnings Ratio (concluded)
Diversified Financial Services — 3.9%
Bank of America Corp.	7,199,714	$ 128,514,895
Citigroup, Inc.	13,228,300	53,574,615
		182,089,510
Energy Equipment & Services — 1.7%
Noble Corp.	1,882,100	78,709,422
Food Products — 5.7%
Kraft Foods, Inc.	4,265,669	128,993,830
Unilever NV - ADR	4,480,700	135,137,912
		264,131,742
Insurance — 6.8%
ACE Ltd.	1,066,300	55,767,490
MetLife, Inc.	1,546,440	67,022,710
Prudential Financial, Inc.	621,300	37,588,650
The Travelers Cos., Inc.	2,901,376	156,500,221
		316,879,071
Media — 2.5%
Viacom, Inc., Class B (b)	3,327,100	114,385,698
Metals & Mining — 0.8%
Nucor Corp.	848,100	38,486,778
Office Electronics — 2.2%
Xerox Corp.	10,255,285	99,989,029
Total Below-Average Price/Earnings Ratio		1,398,707,364
Low Price-to-Book Value — 20.4%
Aerospace & Defense — 1.9%
Raytheon Co. (a)	1,565,794	89,438,153
Commercial Banks — 1.0%
Wells Fargo & Co.	1,536,400	47,812,768
Energy Equipment & Services — 3.2%
Halliburton Co.	4,908,900	147,905,157
Household Products — 2.5%
Kimberly-Clark Corp.	1,814,600	114,102,048
Insurance — 0.6%
Hartford Financial Services Group, Inc.	967,800	27,504,876
Machinery — 0.6%
Deere & Co.	477,100	28,368,366
Media — 2.6%
Comcast Corp. Special, Class A	2,866,600	51,512,802
Walt Disney Co. (a)	2,043,000	71,321,130
		122,833,932
Metals & Mining — 0.9%
United States Steel Corp. (a)	629,200	39,966,784
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp. (a)	1,127,800	82,137,674
Semiconductors & Semiconductor Equipment — 4.9%
LSI Corp. (b)	24,841,174	152,027,985
Lam Research Corp. (b)	883,200	32,961,024

Portfolio Abbreviation

ADR American Depositary Receipts

MASTER BASIC VALUE LLC

MARCH 31, 2010

1

Schedule of Investments (continued)

Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Semiconductors & Semiconductor Equipment (concluded)
Micron Technology, Inc. (a)(b)	3,839,699 $	39,894,473
		224,883,482
Specialty Retail — 0.4%
Limited Brands, Inc.	826,300	20,343,506
Total Low Price-to-Book Value		945,296,746
Price-to-Cash Flow — 9.8%
Diversified Telecommunication Services — 2.5%
Qwest Communications
International, Inc.	22,226,500	116,022,330
Electrical Equipment — 0.4%
Sensata Technologies Holding
NV (b)	959,000	17,223,640
Food & Staples Retailing — 1.0%
The Kroger Co.	2,024,300	43,846,338
Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	1,738,900	56,809,863
Media — 1.6%
Time Warner, Inc. (a)	2,366,366	73,996,265
Oil, Gas & Consumable Fuels — 3.1%
Devon Energy Corp.	216,900	13,974,867
Hess Corp.	901,900	56,413,845
Peabody Energy Corp.	1,633,100	74,632,670
		145,021,382
Total Price-to-Cash Flow		452,919,818
Special Situations — 5.4%
Health Care Equipment & Supplies — 1.3%
Covidien Plc	1,158,200	58,234,296
IT Services — 2.4%
International Business Machines
Corp.	873,700	112,052,025
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	3,516,500	78,277,290
Total Special Situations		248,563,611
Total Long-Term Investments
(Cost – $3,277,917,881) – 99.3% 4,595,531,248
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional
Class, 0.12% (c)(d)	1,627,508	1,627,508

	Beneficial
	Interest
Short-Term Securities		Value
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.22% (c)(d)(e)	$ 423,709	$ 423,708,950
Total Short-Term Securities
(Cost – $425,336,458) – 9.2%		425,336,458
Total Investments
(Cost – $3,703,254,339*) – 108.5%		5,020,867,706
Liabilities in Excess of Other Assets – (8.5)%		(391,864,665)
Net Assets – 100.0%		$ 4,629,003,041

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 3,703,254,339
Gross unrealized appreciation	$ 1,325,411,182
Gross unrealized depreciation	(7,797,815)
Net unrealized appreciation	$ 1,317,613,367

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ (73,529,387)	$ 41,882
BlackRock Liquidity Series, LLC
Money Market Series	$ 360,353,800	$ 250,920

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

2 MASTER BASIC VALUE LLC

MARCH 31, 2010

Schedule of Investments (concluded)

Master Basic Value LLC

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master LLC’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	$ 4,595,531,248	—	—	$ 4,595,531,248
Short-Term
Securities	1,627,508	$ 423,708,950	—	425,336,458
Total	$ 4,597,158,756	$ 423,708,950	—	$ 5,020,867,706

1See above Schedule of Investments for values in each industry.

MASTER BASIC VALUE LLC

MARCH 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 27, 2010